PERFORMANCE SUMMARY
These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                                    Unit Value
                                                         --------------------------------      Percent
                                                                               June 30,        Change
Compass 1 (U.S.) Contracts                               December 31, 1996       1997       in Unit Value
                                                         -----------------   ------------   -------------
  Massachusetts Investors Trust........................       $65.4965         $77.3818           18.15%
  Massachusetts Investors Growth Stock Fund............        48.9432          61.4079           25.47%
  MFS Total Return Fund................................        52.6180          57.9137           10.06%
  MFS Growth Opportunities Fund........................        41.5395          47.6327           14.67%
  MFS Reseach Fund.....................................        59.3112          66.6105           12.31%
  MFS Bond Fund........................................        34.3871          35.4335            3.04%
  MFS Money Market Fund................................        19.5956          19.3228           (1.39)%
  MFS Government Money Market Fund.....................        18.8643          19.1668            1.60%
  MFS High Income Fund.................................        38.2245          40.4401            5.80%
  MFS World Governments Fund...........................        38.3007          37.1718           (2.95)%
  MFS Emerging Growth Fund.............................        50.8597          57.0523           12.18%

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION -- June 30, 1997

ASSETS:
  Investments in mutual funds:                         Shares         Cost         Value
                                                    ------------  ------------  ------------
    Massachusetts Investors Trust ("MIT")*........       890,755  $ 11,133,691  $ 15,232,922
    Massachusetts Investors Growth Stock Fund
      ("MIG")*....................................       579,402     6,170,621     7,298,602
    MFS Total Return Fund ("MTR")*................     1,458,142    19,172,156    23,436,227
    MFS Growth Opportunities Fund ("MGO")*........     2,293,560    25,908,284    34,320,238
    MFS Reseach Fund ("MFR")*.....................       427,638     5,956,925     8,953,314
    MFS Bond Fund ("MFB")*........................       448,770     5,977,050     5,945,171
    MFS Money Market Fund ("MCM").................     6,824,840     6,824,840     6,824,840
    MFS Government Money Market Fund ("MCG")......     1,269,378     1,269,378     1,269,378
    MFS High Income Fund ("MFH")*.................     1,534,900     7,819,945     8,308,725
    MFS World Governments Fund ("MWG")*...........       208,620     2,426,050     2,302,037
    MFS Emerging Growth Fund ("MEG")*.............       504,715     9,305,673    17,261,871
                                                                  ------------  ------------
                                                                  $101,964,613  $131,153,325
                                                                  ------------
                                                                  ------------
  Receivable from sponsor.....................................................       145,816
                                                                                ------------
        Net Assets............................................................  $131,299,141
                                                                                ------------
                                                                                ------------

                                                    Applicable to Owners of
                                                   Deferred Variable Annuity
                                                           Contracts               Reserve for
                                               ----------------------------------   Variable
NET ASSETS OF CONTRACT OWNERS:                  Units   Unit Value      Value       Annuities       Total
                                               -------  ----------   ------------  -----------   ------------
    MIT......................................  194,517   $77.3818    $ 15,050,037    $ 203,766   $ 15,253,803
    MIG......................................  117,350    61.4079       7,202,965      104,341      7,307,306
    MTR......................................  400,210    57.9137      23,144,945      287,903     23,432,848
    MGO......................................  714,912    47.6327      34,217,947      168,460     34,386,407
    MFR......................................  133,837    66.6105       8,916,738       48,724      8,965,462
    MFB......................................  162,680    35.4335       5,845,987      118,266      5,964,253
    MCM......................................  338,585    19.3228       6,745,686       87,507      6,833,193
    MCG......................................   66,195    19.1668       1,268,335        1,202      1,269,537
    MFH......................................  204,747    40.4401       8,210,648      133,444      8,344,092
    MWG......................................   59,676    37.1718       2,218,103       44,561      2,262,664
    MEG......................................  301,030    57.0523      17,173,774      105,802     17,279,576
                                                                     ------------  -----------   ------------
        Net Assets................................................   $129,995,165    $1,303,976  $131,299,141
                                                                     ------------  -----------   ------------
                                                                     ------------  -----------   ------------

*Investments are made in Class A shares of the Fund.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENTS OF OPERATIONS -- Six Months Ended June 30, 1997

                                                          MIT         MIG         MTR         MGO         MFR        MFB
                                                          Sub-        Sub-        Sub-        Sub-        Sub-       Sub-
                                                        Account     Account     Account     Account     Account    Account
                                                       ----------  ----------  ----------  ----------  ----------  --------
Income and expenses:
  Dividend income and capital gain distributions
   received..........................................  $   82,487  $   --      $  442,407  $   --      $   --      $213,822
  Mortality and expense risk charges.................      90,789      42,644     147,002  $  204,745      54,492    38,108
                                                       ----------  ----------  ----------  ----------  ----------  --------
      Net investment income (expense)................  $   (8,302) $  (42,644) $  295,405  $ (204,745) $  (54,492) $175,714
                                                       ----------  ----------  ----------  ----------  ----------  --------
Realized and unrealized gains (losses):
  Realized gains (losses) on investment transactions:
    Proceeds from sales..............................  $1,753,640  $1,221,643  $2,859,975  $2,089,745  $  945,882  $923,048
    Cost of investments sold.........................   1,557,586   1,282,735   2,198,617   1,653,305     564,156   983,599
                                                       ----------  ----------  ----------  ----------  ----------  --------
      Net realized gains (losses)....................  $  196,054  $  (61,092) $  661,358  $  436,440  $  381,726  $(60,551)
                                                       ----------  ----------  ----------  ----------  ----------  --------
  Net unrealized appreciation (depreciation) on
   investments:
    End of period....................................  $4,099,231  $1,127,981  $4,264,071  $8,411,954  $2,996,389  $(31,879)
    Beginning of period..............................   1,892,538    (526,374)  3,006,328   4,176,084   2,324,846   (97,970)
                                                       ----------  ----------  ----------  ----------  ----------  --------
      Change in unrealized appreciation..............  $2,206,693  $1,654,355  $1,257,743  $4,235,870  $  671,543  $ 66,091
                                                       ----------  ----------  ----------  ----------  ----------  --------
  Realized and unrealized gains......................  $2,402,747  $1,593,263  $1,919,101  $4,672,310  $1,053,269  $  5,540
                                                       ----------  ----------  ----------  ----------  ----------  --------
  Increase in net assets from operations.............  $2,394,445  $1,550,619  $2,214,506  $4,467,565  $  998,777  $181,254
                                                       ----------  ----------  ----------  ----------  ----------  --------
                                                       ----------  ----------  ----------  ----------  ----------  --------

                                                          MCM        MCG        MFH         MWG        MEG
                                                          Sub-       Sub-       Sub-       Sub-        Sub-
                                                        Account    Account    Account     Account    Account       Total
                                                       ----------  --------  ----------  ---------  ----------  -----------
Income and expenses:
  Dividend income and capital gain distributions
   received..........................................  $  171,259  $ 29,200  $  368,712  $  --      $   --      $ 1,307,887
  Mortality and expense risk charges.................      46,581     8,392      53,629     14,972     104,015      805,369
                                                       ----------  --------  ----------  ---------  ----------  -----------
      Net investment income (expense)................  $  124,678  $ 20,808  $  315,083  $ (14,972) $ (104,015) $   502,518
                                                       ----------  --------  ----------  ---------  ----------  -----------
Realized and unrealized gains (losses):
  Realized gains (losses) on investment transactions:
    Proceeds from sales..............................  $2,227,258  $163,789  $1,213,638  $ 422,511  $1,555,449  $15,376,578
    Cost of investments sold.........................   2,227,258   163,789   1,211,381    467,492     757,006   13,066,924
                                                       ----------  --------  ----------  ---------  ----------  -----------
      Net realized gains (losses)....................  $   --      $  --     $    2,257  $ (44,981) $  798,443  $ 2,309,654
                                                       ----------  --------  ----------  ---------  ----------  -----------
Net unrealized appreciation (depreciation) on
investments:
    End of period....................................  $   --      $  --     $  488,780  $(124,013) $7,956,198  $29,188,712
    Beginning of period..............................      --         --        383,786   (105,147)  6,751,376   17,805,467
                                                       ----------  --------  ----------  ---------  ----------  -----------
      Change in unrealized appreciation
        (depreciation)...............................  $   --      $  --     $  104,994  $ (18,866) $1,204,822  $11,383,245
                                                       ----------  --------  ----------  ---------  ----------  -----------
  Realized and unrealized gains (losses).............  $   --      $  --     $  107,251  $ (63,847) $2,003,265  $13,692,899
                                                       ----------  --------  ----------  ---------  ----------  -----------
  Increase (decrease) in net assets from
   operations........................................  $  124,678  $ 20,808  $  422,334  $ (78,819) $1,899,250  $14,195,417
                                                       ----------  --------  ----------  ---------  ----------  -----------
                                                       ----------  --------  ----------  ---------  ----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                               MIT                               MIG                               MTR
                                           Sub-Account                       Sub-Account                       Sub-Account
                                 -------------------------------   -------------------------------   -------------------------------
                                   Six Months       Year Ended       Six Months       Year Ended       Six Months       Year Ended
                                     Ended         December 31,        Ended         December 31,        Ended         December 31,
                                 June 30, 1997         1996        June 30, 1997         1996        June 30, 1997         1996
                                 --------------   --------------   --------------   --------------   --------------   --------------
OPERATIONS:
  Net investment income
   (expense)...................   $    (8,302)     $ 1,193,000      $   (42,644)     $ 1,521,770      $   295,405      $ 2,283,612
  Net realized gains
   (losses)....................       196,054           50,400          (61,092)         392,892          661,358          869,395
  Net unrealized gains
   (losses)....................     2,206,693        1,596,117        1,654,355         (536,315)       1,257,743         (264,098)
                                 --------------   --------------   --------------   --------------   --------------   --------------
      Increase in net assets
        from operations........   $ 2,394,445      $ 2,839,517      $ 1,550,619      $ 1,378,347      $ 2,214,506      $ 2,888,909
                                 --------------   --------------   --------------   --------------   --------------   --------------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments
      received.................   $   155,896      $   336,122      $    98,468      $   205,998      $   216,131      $   528,206
    Net transfers between Sub-
      Accounts and Fixed
      Account..................       259,071           88,376          (33,682)        (203,622)         (12,469)        (145,482)
    Withdrawals, surrenders,
      annuitizations and
      contract charges.........    (1,609,117)      (1,397,434)      (1,105,602)      (2,057,962)      (2,668,253)      (3,143,002)
                                 --------------   --------------   --------------   --------------   --------------   --------------
      Net accumulation
        activity...............   $(1,194,150)     $  (972,936)     $(1,040,816)     $(2,055,586)     $(2,464,591)     $(2,760,278)
                                 --------------   --------------   --------------   --------------   --------------   --------------
  Annuitization activity:
    Annuitizations.............   $    73,820      $    33,004      $   --           $   --           $   --           $     8,227
    Annuity payments and
      contract charges.........       (19,165)         (17,495)          (8,956)          (3,060)        (127,591)          (8,688)
    Adjustments to annuity
      reserve..................        11,512           11,899            2,291            1,203          106,648          (41,600)
                                 --------------   --------------   --------------   --------------   --------------   --------------
      Net annuitization
        activity...............   $    66,167      $    27,408      $    (6,665)     $    (1,857)     $   (20,943)     $   (42,061)
                                 --------------   --------------   --------------   --------------   --------------   --------------
  Decrease in net assets from
   contract owner
   transactions................   $(1,127,983)     $  (945,528)     $(1,047,481)     $(2,057,443)     $(2,485,534)     $(2,802,339)
                                 --------------   --------------   --------------   --------------   --------------   --------------
    Increase (decrease) in net
      assets...................   $ 1,266,462      $ 1,893,989      $   503,138      $  (679,096)     $  (271,028)     $    86,570

NET ASSETS:
  Beginning of period..........    13,987,341       12,093,352        6,804,168        7,483,264       23,703,876       23,617,306
                                 --------------   --------------   --------------   --------------   --------------   --------------
  End of period................   $15,253,803      $13,987,341      $ 7,307,306      $ 6,804,168      $23,432,848      $23,703,876
                                 --------------   --------------   --------------   --------------   --------------   --------------
                                 --------------   --------------   --------------   --------------   --------------   --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                              MGO                              MFR                              MFB
                                          Sub-Account                      Sub-Account                      Sub-Account
                                 ------------------------------   ------------------------------   ------------------------------
                                  Six Months       Year Ended      Six Months       Year Ended      Six Months       Year Ended
                                     Ended        December 31,        Ended        December 31,        Ended        December 31,
                                 June 30, 1997        1996        June 30, 1997        1996        June 30, 1997        1996
                                 -------------   --------------   -------------   --------------   -------------   --------------
OPERATIONS:
  Net investment income
   (expense)...................   $  (204,745)    $ 3,016,977      $  (54,492)     $   313,648      $  175,714      $   413,938
  Net realized gains
   (losses)....................       436,440         686,961         381,726          710,834         (60,551)        (158,835)
  Net unrealized gains
   (losses)....................     4,235,870       1,861,809         671,543          645,674          66,091         (113,191)
                                 -------------   --------------   -------------   --------------   -------------   --------------
      Increase in net assets
        from operations........   $ 4,467,565     $ 5,565,747      $  998,777      $ 1,670,156      $  181,254      $   141,912
                                 -------------   --------------   -------------   --------------   -------------   --------------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments
      received.................   $   226,768     $   446,789      $   53,099      $   143,449      $   57,963      $   155,303
    Net transfers between Sub-
      Accounts and Fixed
      Account..................       (51,682)       (284,146)        133,912          382,929        (113,070)          32,233
    Withdrawals, surrenders,
      annuitizations and
      contract charges.........    (1,820,625)     (3,282,766)       (797,787)      (1,327,739)       (773,117)      (1,500,550)
                                 -------------   --------------   -------------   --------------   -------------   --------------
      Net accumulation
        activity...............   $(1,645,539)    $(3,120,123)     $ (610,776)     $  (801,361)     $ (828,224)     $(1,313,014)
                                 -------------   --------------   -------------   --------------   -------------   --------------
  Annuitization activity:
    Annuitizations.............   $     2,928     $     4,584      $  --           $   --           $   52,142      $   --
    Annuity payments and
      contract charges.........       (12,110)        (30,270)         (3,579)            (662)         (5,153)          (8,224)
    Adjustments to annuity
      reserve..................         9,234          17,719           2,295           10,666          12,422            1,076
                                 -------------   --------------   -------------   --------------   -------------   --------------
      Net annuitization
        activity...............   $        52     $    (7,967)     $    1,284      $    10,004      $   59,411      $    (7,148)
                                 -------------   --------------   -------------   --------------   -------------   --------------
  Decrease in net assets from
   contract owner
   transactions................   $(1,645,487)    $(3,128,090)     $ (612,060)     $  (791,357)     $ (768,813)     $(1,320,162)
                                 -------------   --------------   -------------   --------------   -------------   --------------
    Increase (decrease) in net
      assets...................   $ 2,822,078     $ 2,437,657      $  386,717      $   878,799      $ (587,559)     $(1,178,250)

NET ASSETS:
  Beginning of period..........    31,564,329      29,126,672       8,578,745        7,699,946       6,551,812        7,730,062
                                 -------------   --------------   -------------   --------------   -------------   --------------
  End of period................   $34,386,407     $31,564,329      $8,965,462      $ 8,578,745      $5,964,253      $ 6,551,812
                                 -------------   --------------   -------------   --------------   -------------   --------------
                                 -------------   --------------   -------------   --------------   -------------   --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                               MCM                              MCG                             MFH
                                           Sub-Account                      Sub-Account                     Sub-Account
                                 -------------------------------   -----------------------------   ------------------------------
                                   Six Months       Year Ended      Six Months      Year Ended      Six Months       Year Ended
                                     Ended         December 31,        Ended       December 31,        Ended        December 31,
                                 June 30, 1997         1996        June 30, 1997       1996        June 30, 1997        1996
                                 --------------   --------------   -------------   -------------   -------------   --------------
OPERATIONS:
  Net investment income........   $   124,678      $   240,460      $   20,808      $   53,885      $  315,083      $   663,084
  Net realized gains...........       --               --              --              --                2,257           52,257
  Net unrealized gains.........       --               --              --              --              104,994          222,093
                                 --------------   --------------   -------------   -------------   -------------   --------------
      Increase in net assets
        from operations........   $   124,678      $   240,460      $   20,808      $   53,885      $  422,334      $   937,434
                                 --------------   --------------   -------------   -------------   -------------   --------------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments
      received.................   $    59,113      $   136,550      $   14,616      $   80,866      $   38,820      $   121,432
    Net transfers between Sub-
      Accounts and Fixed
      Account..................      (286,040)       1,635,082         (26,667)       (278,103)       (234,126)        (411,820)
    Withdrawals, surrenders,
      annuitizations and
      contract charges.........    (1,008,682)      (1,188,558)       (123,638)       (449,456)       (747,953)        (968,697)
                                 --------------   --------------   -------------   -------------   -------------   --------------
      Net accumulation
        activity...............   $(1,235,609)     $   583,074      $ (135,689)     $ (646,693)     $ (943,259)     $(1,259,085)
                                 --------------   --------------   -------------   -------------   -------------   --------------
  Annuitization activity:
    Annuitizations.............   $    49,826      $   --           $  --           $  --           $  --           $   --
    Annuity payments and
      contract charges.........        (3,228)          (4,013)            (97)           (196)        (11,718)         (21,880)
    Annuity transfers..........       --               --              --              --               (3,495)         --
    Adjustments to annuity
      reserve..................         8,896              543              37              67           6,569             (927)
                                 --------------   --------------   -------------   -------------   -------------   --------------
      Net annuitization
        activity...............   $    55,494      $    (3,470)     $      (60)     $     (129)     $   (8,644)     $   (22,807)
                                 --------------   --------------   -------------   -------------   -------------   --------------
  Increase (decrease) in net
   assets from contract owner
   transactions................   $(1,180,115)     $   579,604      $ (135,749)     $ (646,822)     $ (951,903)     $(1,281,892)
                                 --------------   --------------   -------------   -------------   -------------   --------------
    Increase (decrease) in net
      assets...................   $(1,055,437)     $   820,064      $ (114,941)     $ (592,937)     $ (529,569)     $  (344,458)

NET ASSETS:
  Beginning of period..........     7,888,630        7,068,566       1,384,478       1,977,415       8,873,661        9,218,119
                                 --------------   --------------   -------------   -------------   -------------   --------------
  End of period................   $ 6,833,193      $ 7,888,630      $1,269,537      $1,384,478      $8,344,092      $ 8,873,661
                                 --------------   --------------   -------------   -------------   -------------   --------------
                                 --------------   --------------   -------------   -------------   -------------   --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                              MWG                              MEG
                                          Sub-Account                      Sub-Account                          Total
                                 -----------------------------   -------------------------------   -------------------------------
                                  Six Months      Year Ended       Six Months       Year Ended       Six Months       Year Ended
                                     Ended       December 31,        Ended         December 31,        Ended         December 31,
                                 June 30, 1997       1996        June 30, 1997         1996        June 30, 1997         1996
                                 -------------   -------------   --------------   --------------   --------------   --------------
OPERATIONS:
  Net investment income
   (expense)...................   $  (14,972)     $   38,593      $  (104,015)     $   (27,082)     $    502,518     $  9,711,885
  Net realized gains
   (losses)....................      (44,981)       (108,086)         798,443        1,792,780         2,309,654        4,288,598
  Net unrealized gains
   (losses)....................      (18,866)        174,859        1,204,822          341,977        11,383,245        3,928,925
                                 -------------   -------------   --------------   --------------   --------------   --------------
      Increase (decrease) in
        net assets from
        operations.............   $  (78,819)     $  105,366      $ 1,899,250      $ 2,107,675      $ 14,195,417     $ 17,929,408
                                 -------------   -------------   --------------   --------------   --------------   --------------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments
      received.................   $   11,844      $   32,241      $   149,423      $   413,103      $  1,082,141     $  2,600,059
    Net transfers between Sub-
      Accounts and Fixed
      Account..................      (61,228)       (103,978)         390,829         (785,333)          (35,152)         (73,864)
    Withdrawals, surrenders,
      annuitizations and
      contract charges.........     (346,893)       (400,559)      (1,585,687)      (2,122,298)      (12,587,354)     (17,839,021)
                                 -------------   -------------   --------------   --------------   --------------   --------------
      Net accumulation
        activity...............   $ (396,277)     $ (472,296)     $(1,045,435)     $(2,494,528)     $(11,540,365)    $(15,312,826)
                                 -------------   -------------   --------------   --------------   --------------   --------------
  Annuitization activity:
    Annuitizations.............   $   12,236      $  --           $     4,465      $   --           $    195,417     $     45,815
    Annuity payments and
      contract charges.........       (2,680)         (7,791)          (8,155)         (19,817)         (202,432)        (122,096)
    Annuity transfers..........      --              --                 3,495          --               --               --
    Adjustments to annuity
      reserve..................        3,215          (2,303)           2,008            1,874           165,127              217
                                 -------------   -------------   --------------   --------------   --------------   --------------
      Net annuitization
        activity...............   $   12,771      $  (10,094)     $     1,813      $   (17,943)     $    158,112     $    (76,064)
                                 -------------   -------------   --------------   --------------   --------------   --------------
  Decrease in net assets from
   contract owner
   transactions................   $ (383,506)     $ (482,390)     $(1,043,622)     $(2,512,471)     $(11,382,253)    $(15,388,890)
                                 -------------   -------------   --------------   --------------   --------------   --------------
    Increase (decrease) in net
      assets...................   $ (462,325)     $ (377,024)     $   855,628      $  (404,796)     $  2,813,164     $  2,540,518

NET ASSETS:
  Beginning of period..........    2,724,989       3,102,013       16,423,948       16,828,744       128,485,977      125,945,459
                                 -------------   -------------   --------------   --------------   --------------   --------------
  End of period................   $2,262,664      $2,724,989      $17,279,576      $16,423,948      $131,299,141     $128,485,977
                                 -------------   -------------   --------------   --------------   --------------   --------------
                                 -------------   -------------   --------------   --------------   --------------   --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account C (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on March 31, 1982 as a funding vehicle for individual variable annuities issued in connection with qualified retirement plans. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), a subsidiary of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deduction is at an effective annual rate of 1.3%.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

Each year on the contract anniversary, a contract maintenance charge of $25 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 5% of the purchase payments made under the contract.

A deduction, when applicable, is made for premium or similar state or local taxes. It is currently the policy of the Sponsor to deduct the taxes from the amount applied to provide an annuity at the time annuity payments commence; however, the Sponsor reserves the right to deduct such taxes when incurred.

(4) ANNUITY RESERVES
Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 are calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

(5) TRANSACTIONS IN UNITS OUTSTANDING

                                     MIT                       MIG                       MTR                       MGO
                                 Sub-Account               Sub-Account               Sub-Account               Sub-Account
                           ------------------------  ------------------------  ------------------------  ------------------------
                           Six Months                Six Months                Six Months                Six Months
                              Ended     Year Ended      Ended     Year Ended      Ended     Year Ended      Ended     Year Ended
                            June 30,     Dec. 31,     June 30,     Dec. 31,     June 30,     Dec. 31,     June 30,     Dec. 31,
                              1997         1996         1997         1996         1997         1996         1997         1996
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Units outstanding
 beginning of period.....     211,924      228,398      137,226      183,386      445,574      502,308      752,698      835,555
  Units purchased........       2,240        5,745        1,761        4,638        3,980       10,862        5,311       11,777
  Units transferred
    between Sub-Accounts
    and Fixed Account....       3,589        1,726         (743)      (4,521)        (216)      (2,602)      (1,257)      (8,450)
  Units withdrawn,
    surrendered, and
    annuitized...........     (23,236)     (23,945)     (20,894)     (46,277)     (49,128)     (64,994)     (41,840)     (86,184)
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Units outstanding end of
 period..................     194,517      211,924      117,350      137,226      400,210      445,574      714,912      752,698
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
                           -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

                                     MFR                       MFB
                                 Sub-Account               Sub-Account
                           ------------------------  ------------------------
                           Six Months                Six Months
                              Ended     Year Ended      Ended     Year Ended
                            June 30,     Dec. 31,     June 30,     Dec. 31,
                              1997         1996         1997         1996
                           -----------  -----------  -----------  -----------
Units outstanding
 beginning of period.....     143,843      158,916      186,637      226,571
  Units purchased........         873        2,691        1,681        4,694
  Units transferred
    between Sub-Accounts
    and Fixed Account....       2,334        6,223       (3,272)         970
  Units withdrawn,
    surrendered, and
    annuitized...........     (13,213)     (23,987)     (22,366)     (45,598)
                           -----------  -----------  -----------  -----------
Units outstanding end of
 period..................     133,837      143,843      162,680      186,637
                           -----------  -----------  -----------  -----------
                           -----------  -----------  -----------  -----------

                                                    MCM                       MCG                       MFH                 MWG
                                                Sub-Account               Sub-Account               Sub-Account         Sub-Account
                                          ------------------------  ------------------------  ------------------------  -----------
                                          Six Months                Six Months                Six Months                Six Months
                                             Ended     Year Ended      Ended     Year Ended      Ended     Year Ended      Ended
                                           June 30,     Dec. 31,     June 30,     Dec. 31,     June 30,     Dec. 31,     June 30,
                                             1997         1996         1997         1996         1997         1996         1997
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Units outstanding beginning of period...     401,141      371,369       73,345      108,206      229,079      264,391       70,278
  Units purchased.......................       2,990        7,091          771        4,338        1,000        3,422          319
  Units transferred between Sub-Accounts
    and Fixed Account...................     (14,445)      84,305       (1,401)     (14,954)      (5,992)     (11,805)      (1,630)
  Units withdrawn, surrendered, and
    annuitized..........................     (51,101)     (61,624)      (6,520)     (24,245)     (19,340)     (26,929)      (9,291)
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Units outstanding end of period.......     338,585      401,141       66,195       73,345      204,747      229,079       59,676
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

                                                                 MEG
                                                             Sub-Account
                                                       ------------------------
                                                       Six Months
                                          Year Ended      Ended     Year Ended
                                           Dec. 31,     June 30,     Dec. 31,
                                             1996         1997         1996
                                          -----------  -----------  -----------
Units outstanding beginning of period...      83,177      321,077      372,726
  Units purchased.......................         882        2,910        8,398
  Units transferred between Sub-Accounts
    and Fixed Account...................      (2,797)       7,575      (16,860)
  Units withdrawn, surrendered, and
    annuitized..........................     (10,984)     (30,532)     (43,187)
                                          -----------  -----------  -----------
  Units outstanding end of period.......      70,278      301,030      321,077
                                          -----------  -----------  -----------
                                          -----------  -----------  -----------

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account C and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account C (the Variable Account) as of June 30, 1997, the related statements of operations for the six months then ended and the statements of changes in net assets for the six months ended June 30, 1997 and the year ended December 31, 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of June 30, 1997, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 8, 1997

                    ----------------------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

COMPASS-I

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
JOHN D. McNEIL, Chairman and Director
DONALD A. STEWART, President and Director
DAVID D. HORN, Senior Vice President and
  General Manager and Director
S. CAESAR RABOY, Senior Vice President and
  Deputy General Manager and Director
RICHARD B. BAILEY, Director
A. KEITH BRODKIN, Director
M. COLYER CRUM, Director
JOHN S. LANE, Director
ANGUS A. MacNAUGHTON, Director
MARGARET SEARS MEAD, Assistant Vice President
    and Secretary
L. BROCK THOMSON, Vice President and Treasurer

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Annuity Service Center
P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
500 Boylston Street, Boston, Massachusetts 02116-3741

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044-7566

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110-1616
ACCOUNT INFORMATION
For account information, please call toll free:
1-800-752-7218 anytime from a touch-tone telephone.
To speak with a customer service representative, please call toll free: 1-800-752-7215 from 8 a.m. to 6 p.m.
Eastern time any business day.

                                                                   CO1-3 8/97 9M

                                       UV

                                              PROFESSIONALLY MANAGED COMBINATION
                                                          FIXED/VARIABLE ANNUITY
                                                  FOR QUALIFIED RETIREMENT PLANS

                                               SEMIANNUAL REPORT - JUNE 30, 1997

                                                                       ISSUED BY
                                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.),
                                                    A WHOLLY-OWNED SUBSIDIARY OF
                                            SUN LIFE ASSURANCE COMPANY OF CANADA